Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of, and changes in, accumulated other comprehensive income (loss) were:

(in millions of dollars)	Derivative Financial Instruments	Foreign Currency Adjustments	Unrecognized Pension and Other Post-retirement Benefit Costs	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2010	$(1.5)	$(2.1)	$(82.5)	$(86.1)
Changes during the year (net of taxes of $3.1)	3.7	(15.0)	(33.6)	(44.9)
Balance at December 31, 2011	2.2	(17.1)	(116.1)	(131.0)
Changes during the year (net of taxes of $6.3)	(2.1)	(10.9)	(12.1)	(25.1)
Balance at December 31, 2012	$0.1	$(28.0)	$(128.2)	$(156.1)